Related Party Transactions (Tables)	3 Months Ended
Mar. 31, 2018
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

The related parties of the Company with whom transactions are reported in these financial statements are as follows:

Name of entity of individual	Relationship with the Company and its subsidiary
Ali Kasa	Director and CEO of the Company
Egnitus Australia Pty Ltd	Entity controlled by Mr. Ali Kasa
Lindita Kasa	Spouse of Ali Kasa and former sole shareholder of Anvia (Australia) Pty Ltd
Egnitus Holdings Pty Ltd	Entity controlled by Mr. Ali Kasa

Transactions

Accounts Payable

	March 31, 2018	December 31, 2017
Egnitus Holdings Pty Ltd	$-	$10,500

Accounts payable was for the cost of training and consulting services provided to the Company’s customers.

Payable to Related Party

	March 31, 2018	December 31, 2017
Lindita Kasa	$3,000	$3,000

Payable to Mrs. Lindita Kasa was for the cost of purchase of Anvia (Australia) Pty Ltd.

Payable to Affiliate

	March 31, 2018	December 31, 2017
Egnitus Australia Pty Ltd	$-	$4,120

Payable to affiliate was for the Company’s working capital needs. Funds advanced to the Company are non-interest bearing, unsecured and due on demand.

Due from Related Parties

	March 31, 2018	December 31, 2017
Ali Kasa	$4,162	$6,807
Egnitus Holdings Pty Ltd	341	-
Egnitus Australia Pty Ltd	-	2,462
	$4,503	$9,269